Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Columbia Select Mid Cap Value Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 20,763	$ 18,829	$ 17,307	$ 17,643	$ 14,933	$ 11,211	$ 11,495	$ 11,099	$ 10,474	$ 8,221	$ 9,424
Columbia Select Mid Cap Value Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Account Value	$ 20,441	18,678	17,311	17,766	15,160	11,459	11,827	11,508	10,950	8,658	10,000
Columbia Select Mid Cap Value Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 22,588	20,428	18,750	19,048	16,093	12,052	12,326	11,870	11,175	8,749	10,000
Columbia Select Mid Cap Value Fund - Institutional 2 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 2 Class
Account Value	$ 22,842	20,636	18,925	19,207	16,213	12,122	12,385	11,910	11,201	8,760	10,000
Columbia Select Mid Cap Value Fund - Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 3 Class
Account Value	$ 22,945	20,726	18,973	19,262	16,251	12,146	12,403	11,924	11,213	8,765	10,000
Columbia Select Mid Cap Value Fund - Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 21,486	19,521	18,008	18,393	15,615	11,749	12,078	11,688	11,056	8,698	10,000
Columbia Select Mid Cap Value Fund - Class S
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Account Value	$ 22,045	19,980	18,365	18,721	15,845	11,896	12,198	11,777	11,115	8,723	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000®Index
Account Value	$ 32,076	27,291	21,221	23,085	20,557	15,191	14,210	13,527	11,639	9,216	10,000
Russell Midcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Value Index
Account Value	$ 21,589	$ 19,333	$ 17,438	$ 18,055	$ 15,872	$ 12,427	$ 12,599	$ 12,275	$ 11,639	$ 8,828	$ 10,000